Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of period	$ 8	$ (3)
Provision for credit losses
Model Changes	(4)
Purchases	8	18
Sales and maturities	(11)	(13)
Changes in risk, parameters and exposures	(10)	7
Exchange rate and other	0	(1)
Balance at end of period	(9)	8
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	12	4
Provision for credit losses
Model Changes	(4)
Transfers to Stage 1	1
Purchases	8	18
Sales and maturities	(10)	(13)
Changes in risk, parameters and exposures	(4)	3
Exchange rate and other	(1)
Balance at end of period	2	12
Performing Stage two [member]
Provision for credit losses
Transfers to Stage 1	(1)
Sales and maturities	(1)
Changes in risk, parameters and exposures	3
Balance at end of period	1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(4)	(7)
Provision for credit losses
Changes in risk, parameters and exposures	(9)	4
Exchange rate and other	1	(1)
Balance at end of period	$ (12)	$ (4)